ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

(in thousands of $)	2012	2011
Interest payable	1,553	1,687
Deferred charter hire	867	867
	2,420	2,554